STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 016 - USD ($)	Mar. 31, 2026	Mar. 31, 2025
ASSETS
INVESTMENT IN COMMON STOCK OF COLUMBUS MCKINNON CORPORATION, at fair value	$ 0	$ 2,418,738
RECEIVABLES:
Interest	0	1,454
CASH	0	402,451
EBP, Net Asset Available for Benefit	$ 0	$ 2,822,643